Stock Incentive Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stock Incentive Plan [Abstract]
STOCK INCENTIVE PLANS

13.    STOCK INCENTIVE PLANS

In April 2016, we adopted the 2016 Equity Incentive Plan (the “2016 Plan”) as a successor and continuation of the 2006 Plan (collectively, the “Plans”). Under the Plans, the Company may grant awards of stock options and RSUs, as well as stock appreciation rights and other stock awards. During the year ended December 31, 2021, the Company amended the 2016 Plan to increase the number of shares of common stock reserved for issuance under the Plans by 6,667,478 to an aggregate of 48,347,329. As of the Closing Date of the Business Combination, the Company no longer has shares available for issuance under the 2016 Plan.

The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years. RSUs granted generally vest over a four-year period, with 25% cliff vesting after one year and then ratably on a quarterly basis for the remaining three years.

On April 26, 2022, the stockholders of the Company approved the SoundHound AI, Inc. 2022 Incentive Award Plan (the “2022 Incentive Plan”), which become effective upon the Closing. The Company initially reserved 19,650,371 shares of Class A Common Stock for the issuance of awards under the 2022 Incentive Plan (“Initial Limit”). The Initial Limit represents 10% of the aggregate number of shares of the Company’s common stock outstanding immediately after the Closing and is subject to increase each year over a ten-year period. The Incentive Award Plan provides for the grant of stock options, which may be ISOs or non-statutory stock options (“NSOs”), stock appreciation rights (“SARs”), restricted shares, restricted stock units and other stock or cash-based awards that the Incentive Award Plan Administrator determines are consistent with the purpose of the Incentive Award Plan and the interests of the Combined Company, or collectively, awards. As of June 30, 2022, the Company has 15,700,371 awards remaining for issuance.

On April 26, 2022, the stockholders of the Company approved SoundHound AI, Inc. 2022 Employee Stock Purchase Plan (the “ESPP”), which become effective upon the Closing. An aggregate of 3,930,074 shares of the Company’s Class A Common Stock has been reserved for issuance or transfer pursuant to rights granted under the ESPP (“Aggregate Number”). The Aggregate Number represents 2% of the aggregate number of shares of the Company’s common stock outstanding immediately after the Closing and is subject to increase each year over a ten-year period. The ESPP provides eligible employees with an opportunity to purchase common stock from the Company at a discount through accumulated payroll deductions. The ESPP will be implemented through a series of offerings of purchase rights to eligible employees. Under the ESPP, the Company’s Board of Directors may specify offerings but generally provides for a duration of 27 months. The first purchase period has not begun as of June 30, 2022. The purchase price will be specified pursuant to the offering, but cannot, under the terms of the ESPP, be less than 85% of the lower of the fair market value per share of the Company’s common stock on either the offering date or on the purchase date. The ESPP also includes a six-month look-back provision for the purchase price of the stock price on the purchase date is less than the stock price on the offering date.

Option Activity

Stock option activity under the Plans was as follows for the six months ended June 30, 2022:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, December 31, 2021	30,361,405	$3.45	6.78	$168,923
Authorized	—	—	—	—
Granted	177,801	9.01	—	—
Options exercised	(2,624,634)	1.11	—	20,705
Options forfeited or cancelled	(412,707)	4.43	—	1,497
Outstanding, June 30, 2022	27,501,865	$3.70	6.69	7,758
Options exercisable as of June 30, 2022	17,684,206	$2.53	5.58	7,750

Stock option activity under the Plans was as follows for the six months ended June 30, 2021:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, December 31, 2020	28,772,180	$2.38	6.75	$36,987
Authorized	—	—	—	—
Granted	989,018	3.96	—	4,996
Options exercised	(1,966,115)	0.85	—	5,947
Options forfeited or cancelled	(1,162,848)	3.09	—	—
Outstanding, June 30, 2021	26,632,235	$2.52	6.60	172,816
Options exercisable as of June 30, 2021	17,078,959	$2.02	5.36	119,390

Options exercised early are subject to the vesting provisions mentioned above, and any unvested shares are subject to repurchase at the original price upon termination of employment, death, or disability. There were no option exercises during the six months ended June 30, 2022 or year ended December 31, 2021 that were subject to repurchase.

The total fair value of options vested was approximately $1,893 and $3,468 during the three and six months ended June 30, 2022 respectively as compared to $933 and $1,969 for the three and six months ended June 30, 2021, respectively.

For the purpose of determining the estimated fair value of share-based payment awards issued in the form of stock options, the Company uses the Black-Scholes option-pricing model as permitted under the provisions for share-based payment awards.

The assumptions under the Black-Scholes option-pricing model and the weighted average calculated fair value of the options granted to employees during the six-month periods ended June 30, 2022 and June 30, 2021 are as follows:

	June 30, 2022	June 30, 2021
Expected dividend yield	0%	0%
Expected volatility	40%	43%
Expected term (years)	5.98	6.06
Risk free interest rate	2.40%	1.00%

As of June 30, 2022, the unamortized expense related to outstanding options was $20,943. The weighted average remaining amortization period over which the balance as of June 30, 2022 is to be amortized is 2.74 years. No income tax benefit was recognized for this compensation expense in the condensed consolidated statements of operations and comprehensive loss, as the Company does not anticipate realizing any such benefit in the future.

Restricted Stock Unit Activity

Restricted stock unit activity under the Plans was as follows for the six months ended June 30, 2022:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding, December 31, 2021	—	$—
Granted	5,918,392	8.47
Released	(117,340)	8.04
Forfeited	(9,794)	9.77
Outstanding, June 30, 2022	5,791,258	$8.38

The Company assessed an accounting grant date on June 2, 2022 for the issuance of 2,310,000 RSUs, 970,000 Performance-Based RSUs and 670,000 Market-Based RSUs to certain named executives and other executive offers based on the approval of employment agreements by the Board of Directors or Compensation Committee as respectively authorized which contained the key terms of the equity award agreements.

The Company recorded stock-based compensation expense of $53 related to Performance-Based RSUs during the three months ended June 30, 2022. Unamortized expense related to Performance-Based RSUs was $7,659 as of June 30, 2022.

To derive the fair value of Market-Based RSUs, the Company applies a Monte Carlo simulation to determine the grant date fair value. Stock-based compensation related to Market RSUs is recognized over the derived service period.

The assumptions under the Monte Carlo simulation model and the calculated fair value of the Market-Based RSUs granted to employees during the three months ended June 30, 2022 were as follows:

June 30, 2022
Expected volatility	50%
Expected term (years)	4
Drift rate	2.9%

The weighted average grant date fair value of the Market-Based RSUs was $3.57. The Company recorded $44 in stock-based compensation expense related to Market-Based RSUs during the three months ended June 30, 2022. Unamortized expense related to Market-Based RSUs was $2,267 as of June 30, 2022.

During the three and six months ended June 30, 2022, the fair value of RSUs that vested was $942. During the three and six months ended June 30, 2022 the Company recorded $4,454 and $4,488, respectively, of stock-based compensation related to RSUs. As of June 30, 2022, the unamortized expense related to RSUs was $17,033. The weighted average remaining amortization period over which the balance as of June 30, 2022 is to be amortized is 3.64 years. No income tax benefit was recognized for this compensation expense in the condensed consolidated statements of operations and comprehensive loss, as the Company does not anticipate realizing any such benefit in the future.

Employee Stock-Based Compensation

The Company’s founders held 7,270,503 of Legacy SoundHound common stock pre-conversion prior to the Business Combination. The founders exchanged their shares for Legacy SoundHound Class B common stock immediately prior to the closing of the business combination. Upon the Business Combination, the founders exchanged their Legacy SoundHound Class B shares in exchange for 40,396,600 shares of Class B Common Stock according to the Conversion Ratio. As the Class B Common Stock shares have 10 votes per share, the exchange resulted in incremental stock-based compensation expense of $963 which is included in general and administrative expenses on the condensed consolidated statements of operations and comprehensive loss for the three month period ended June 30, 2022.

During the three and six months ended June 30, 2022, the Company’s stock compensation expense was $7,863 and $10,327, respectively, as compared to $1,346 and $2,734 for the three and six months ended June 30, 2021, respectively. Stock-based compensation is classified in the following operating expense accounts on the condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Cost of revenues	$11	$—	$11	$—
Sales and marketing	538	104	796	202
Research and development	2,740	944	4,343	1,996
General and administrative	4,574	298	5,177	536
Total	$7,863	$1,346	$10,327	$2,734

Executive Options

The Company historically issued option awards to key personnel with contractual expirations of 5 to 10 years. Certain individuals had not exercised their options prior to expiration. As a result of the expiration of unexercised but fully vested options awards, the Company issued new options in 2017 and 2020 for the same quantity previously granted, but with an exercise price set to the then fair value of common stock determined in accordance with a board approved 409A.

Furthermore, in an effort to make the holders whole, the Company entered into a change in control bonus Letter Agreement with each individual. Pursuant to the agreement, each individual is entitled to an additional lump sum payment capped at the difference between the original aggregate exercise price and the new aggregate exercise price upon a change in control transaction as defined in the Company’s 2016 Equity Incentive Plan, provided that such a transaction also constitutes a “Liquidation Transaction” as defined in the Company’s Certificate of Incorporation.

The maximum change in control bonus for executive award holders is $5,837 and remains unamortized as of June 30, 2022.

12.    STOCK INCENTIVE PLAN

The Board of Directors has authorized and in April 2016 adopted the 2016 Equity Incentive Plan (the “2016 Plan”) as a successor and continuation of the 2006 Plan (collectively, the “Plans”). Under the Plans, the Board of Directors may grant awards of options and restricted stock, as well as stock appreciation rights and other stock awards. During the year ended December 31, 2021, the Company amended the 2016 Plan to increase the number of shares of common stock reserved for issuance under the Plans by 1,200,000 to an aggregate of 8,701,460.

The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years.

Option Activity

Stock option activity under the Plans is as follows for the years ended December 31, 2021 and 2020:

	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, January 1, 2020	378,010	4,276,480	$10.35	6.44	$33,785
Authorized	650,000	—	—	—	—
Options granted	(1,446,350)	1,446,350	19.98	—	—
Options exercised	—	(68,679)	2.82	—	1,138
Awards forfeited or cancelled	475,875	(475,875)	13.76	—	—
Outstanding, December 31, 2020	57,535	5,178,276	13.23	6.75	36,987
Authorized	1,200,000	—	—	—	—
Options granted	(1,134,542)	1,134,542	40.10	—	—
Options exercised	—	(461,290)	5.34	—	9,667
Awards forfeited or cancelled	376,245	(376,245)	17.35	—	—
Outstanding, December 31, 2021	499,238	5,475,283	$19.19	6.78	$168,923
Options exercisable as of December 31, 2021		3,322,160	12.23	5.32	125,517

Options exercised early are subject to the vesting provisions mentioned above, and any unvested shares are subject to repurchase at the original price upon termination of employment, death, or disability. There were no option exercises during the year ended December 31, 2021 and 2020 that were subject to repurchase.

The total fair value of options vested was approximately $5,358 and $5,400, during the years ended December 31, 2021 and 2020, respectively.

The following table summarizes information with respect to stock options outstanding and exercisable as of December 31, 2021:

	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$2.43 – $12.06	1,223,100	2.63	1,223,100	2.63
$12.07 – $15.34	1,223,673	5.91	1,154,889	5.87
$15.35 – $19.31	876,147	7.67	531,085	7.65
$19.32 – $24.17	1,156,561	8.84	404,605	8.78
$24.18 – $50.07	995,802	9.77	8,481	9.74
	5,475,283	6.78	3,322,160	5.32

During the years ended December 31, 2021 and 2020, the Company’s stock compensation expense was $6,322 and $5,897, respectively. As of December 31, 2021, the unamortized expense related to outstanding awards was $25,572. The weighted average remaining amortization period over which the balance as of December 31, 2021 is to be amortized is 3.12 years. No income tax benefit was recognized for this compensation expense in the Consolidated Statement of Operations and Comprehensive Loss, as the Company does not anticipate realizing any such benefit in the future.

Employee Stock-Based Compensation

For the purpose of determining the estimated fair value of share-based payment awards issued in the form of stock options, the Company uses the Black-Scholes option-pricing model as permitted under the provisions for share-based payment awards.

The assumptions under the Black-Scholes option-pricing model and the weighted average calculated fair value of the options granted to employees as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
Fair value of common stock	$40.83	$20.37
Dividend yield	0%	0%
Expected volatility	42%	44%
Expected term (years)	6.01	5.92
Risk free interest rate	1.14%	0.64%

Stock-based compensation is classified in the following operating expense accounts on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Research and development	$4,434	$3,605
Sales and marketing	509	414
General and administrative	1,379	1,878
Total	$6,322	$5,897

Executive Options

The Company historically issued option awards to key personnel with contractual expirations of 5 to 10 years. Certain individuals had not exercised their options prior to expiration. As a result of the expiration of unexercised but fully vested options awards, the Company issued new options for the same quantity previously granted, but with an exercise price set to the then fair value of common stock determined in accordance with a board approved 409A.

Furthermore, in an effort to make the holders whole, the Company entered into a change in control bonus Letter Agreement with each individual. Pursuant to the agreement, each individual is entitled to an additional lump sum payment capped at the difference between the original aggregate exercise price and the new aggregate exercise price upon a change in control transaction as defined in the Company’s 2016 Equity Incentive Plan, provided that such a transaction also constitutes a “Liquidation Transaction” as defined in the Company’s Certificate of Incorporation.

The maximum change in control bonus for executive award holders is $5,837 and remains unamortized as of December 31, 2021.